UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street, Wheaton, IL  60187
 (Address of principal executive offices) (Zip code)

National Corporate Research, Ltd., 10 Milk Street, Suite 1055, Boston, MA  02108
(Name and address of agent for service)

855-267-3837
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2020

ITEM 1.  SCHEDULE OF INVESTMENTS

Amplify Seymour Cannabis ETF

Schedule of Investments
(Unaudited)

As of January 31, 2020
		Shares	Value (Note 1)

COMMON STOCKS - 94.08%

Consumer Discretionary - 2.14%
*	GrowGeneration Corp.	22,656	$107,843

Consumer Staples - 5.93%
*	Neptune Wellness Solutions, Inc.	67,472	159,909
*	Village Farms International, Inc.	25,440	138,902
			298,811
Financials - 11.88%
	Canaccord Genuity Group, Inc.	27,368	101,715
*	Canopy Rivers, Inc.	169,344	163,741
*	Charlottes Web Holdings, Inc.	24,472	177,282
*	Silver Spike Acquisition Corp.	15,248	155,530
			598,268
Health Care - 69.82%
*	Aleafia Health, Inc	122,248	58,178
*	Aphria, Inc.	67,424	315,270
*	Arena Pharmaceuticals, Inc.	3,480	159,001
*	Aurora Cannabis, Inc.	61,904	116,999
*	Canopy Growth Corp.	23,632	532,902
*	Cara Therapeutics, Inc.	9,360	150,696
*	cbdMD, Inc.	30,760	31,990
*	Cronos Group, Inc.	52,776	378,932
*	GW Pharmaceuticals PLC	4,272	493,544
*	HEXO Corp.	37,192	46,490
*	MediPharm Labs Corp.	79,384	168,507
*	Organigram Holdings, Inc.	81,040	209,894
	PerkinElmer, Inc.	2,776	256,724
*	PharmaCielo Ltd.	54,176	118,272
*	Sundial Growers, Inc.	45,896	55,075
*	Supreme Cannabis Co.	228,600	83,752
*	Tilray, Inc.	6,600	115,764
*	Weedmd, Inc.	170,000	97,598
*	Zynerba Pharmaceuticals, Inc.	25,128	126,645
			3,516,233
Industrials - 4.31%
*	Akerna Corp.	4,096	33,260
*	Auxly Cannabis Group, Inc.	205,032	96,026
*	The Flowr Corp.	67,936	87,755
			217,041

	Total Common Stocks (Cost $7,213,528)		4,738,196

			(Continued)

Amplify Seymour Cannabis ETF

Schedule of Investments
(Unaudited)

As of January 31, 2020
			Shares	Value (Note 1)

REAL ESTATE INVESTMENT TRUST - 5.45%

Innovative Industrial Properties, Inc.			3,064	$274,228

Total Real Estate Investment Trust (Cost $292,509)				274,228

Total Value of Investments (Cost $7,506,037) - 99.53%				$5,012,424

Other Assets Less Liabilities - 0.47%				23,603

Net Assets - 100.00%				$5,036,027

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$19,006
Aggregate gross unrealized depreciation				(2,512,619)

Net unrealized depreciation				$(2,493,613)

Summary of Investments	% of Net
by Sector	Assets	Value
Common Stocks:
Communication Services	2.14%	$107,843
Consumer Staples	5.93%	298,811
Financials	11.88%	598,268
Health Care	69.82%	3,516,233
Industrials	4.31%	217,041
Real Estate Investment Trust	5.45%	274,228
Other Assets Less Liabilities	0.47%	23,603
Total Net Assets	100.00%	$5,036,027

				(Continued)

Amplify Seymour Cannabis ETF

Schedule of Investments - Continued
(Unaudited)

As of January 31, 2020

Note 1 - Investment Valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the exchange or principal where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees.

The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.  A three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value.

Level 1 securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs.Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputswhen market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2020, all investments are categorized as Level 1 under the hierarchy described above.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$4,738,196	$4,738,196	$-	$-
Real Estate Investment Trust	274,228	274,228	-	-
Total Assets	$5,012,424	$5,012,424	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Amplify ETF Trust

/s/ Christian Magoon
By:	Christian Magoon President and Principal Executive Officer

Date:	March 10, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Christian Magoon
By:	Christian Magoon President and Principal Executive Officer

Date:	March 10, 2020

/s/ Bradley H. Bailey
By:	Bradley H. Bailey Principal Financial Officer

Date:	March 10, 2020